Share-based payments - Summary of Employee Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Vested and exercisable | $ / shares	$ 16.86
Vested and exercisable as of December 31 2022 | shares	2,267,931
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Beginning balance | $ / shares	$ 16.86
Weighted average exercise price, Granted | $ / shares	3.45	$ 16.86
Weighted average exercise price, Forfeited | $ / shares	6.71	17.00
Weighted average exercise price, Expired | $ / shares	17.00
Weighted average exercise price, Ending balance | $ / shares	$ 9.40	$ 16.86
Number of employee stock options, Beginning balance | shares	6,958,312
Number of share options granted | shares	9,651,313	7,002,430
Number of employee stock options, Forfeited | shares	(2,204,399)	(44,118)
Number of employees stock option ,Expired | shares	(66,174)
Number of employee stock options, Ending balance | shares	14,339,052	6,958,312